Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 15 - Subsequent Events

  On August 6, 2013, we and the requisite parties executed an amendment of the notes issued pursuant to the 2012 Convertible Debt Offering whereby, effective as of July 13, 2013, the maturity date of the notes was extended to October 31, 2013.

On August 8, 2013, we entered into a consent to convert accounts receivable agreement with one of our directors whereby he agreed to accept a convertible promissory note in a principal amount of $750,000 in full satisfaction of our obligations to him under an accounts receivable purchase agreement between us and him.  The note bears interest of 12% per annum, is due October 31, 2013 and is convertible into shares of our common stock at a rate of $0.25 per share at the option of the holder.

We evaluated subsequent events pursuant to ASC Topic 855 and have determined that there are no additional events that need to be reported.

Note 17 - Subsequent Events

           During January 2013, we sold additional convertible promissory notes in the principal amount of $425,000 on our 2012 Convertible Note offering due on July 13, 2013.  The notes are convertible at $.25 per share and are secured by all of our assets.  In addition, we issued warrants to acquire up to 850,000 shares of our common stock to the holders of the notes.  The warrants have a five year life and are exercisable at $.25 per share.

In March 2013 we issued 258,553 shares of common stock to a former director in settlement of his Restricted Stock Units.  In addition, we issued to him 200,000 shares of common stock in satisfaction of unpaid director's fees of $15,000.

In March 2013 we granted Restricted Stock Units to four of our directors in satisfaction of unpaid director's fees of $51,500.  The Restricted Stock Units may be settled by the issuance of 686,667 shares of our common stock at the time the directors retire from the board.

On January 7, 2013 we entered into a Merger Agreement with AllDigital, Inc., a Nevada corporation.  The merger is subject among other things to normal due diligence, approval of the shareholders of both companies, and the filing and effectiveness of a registration statement.  The registration statement requires year-end financial statements be included with the proxy statements furnished to the shareholders and will not be effective until at least the second quarter of 2013.  On February 8, 2013, All Digital notified us that we were in breach of certain covenants regarding unencumbered ownership or potential claims against our technology and intellectual property, which gave us 30 days to cure the alleged defects before the merger agreement could be terminated.  On March 8, 2013 All Digital notified us that sufficient progress had been made that the cure period was extended to April 8, 2013 for the remainder of the alleged defects to be cured or waived

Pursuant to the January 6, 2013 Amendment and Settlement Agreement with each of Mr. Tiede and Mr. Solomon, their respective employment agreements were modified and we agreed to issue each of Mr. Tiede and Mr. Solomon 529,100 shares of common stock if they were terminated by us at any time following January 6, 2013.  All other termination benefits and severance benefits for Mr. Tiede and Mr. Solomon, were terminated as of January 6, 2013. We had an obligation as of March 6, 2013 to issue to each of them 529,100 shares of common stock.